Ford Credit Auto Lease Trust 2024-A
Quarterly Supplemental Report -- Payment Schedule of Remaining Leases as of December 31 2024

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of December 31, 2024, and the remaining payments that will be received each month on the reference pool assuming (1) each base month payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of December 31, 2024, leases with a total base residual value of $28,867,322.50 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in January 2025. The percentages in the following table may not sum to 100.00% due to rounding.

		Remaining Leases as of December 31 2024,
Month		Securitization Value	Scheduled Base Monthly Payments		Base Residual Value
2024-	December	$1,236,522,505.25
2025-	January	$1,184,935,160.36	$22,428,868.78	6.65%	$40,581,671.96	3.82%
	February	$1,156,869,927.41	$22,081,032.21	6.55%	$17,192,492.08	1.62%
	March	$1,125,689,778.71	$21,709,414.80	6.44%	$20,413,566.19	1.92%
	April	$1,083,678,862.04	$21,132,025.45	6.26%	$31,526,796.69	2.97%
	May	$1,039,224,033.22	$20,488,801.46	6.07%	$34,216,530.44	3.22%
	June	$997,166,673.71	$19,885,910.43	5.89%	$32,001,470.46	3.01%
	July	$948,038,394.10	$19,157,201.55	5.68%	$39,403,294.35	3.71%
	August	$894,557,390.81	$18,360,968.77	5.44%	$44,087,567.17	4.15%
	September	$836,469,172.12	$17,484,419.16	5.18%	$49,065,468.97	4.62%
	October	$778,698,954.26	$16,614,924.44	4.92%	$49,067,532.92	4.62%
	November	$739,936,156.82	$15,942,935.44	4.73%	$30,185,678.31	2.84%
	December	$701,469,059.22	$15,270,657.35	4.53%	$30,195,614.92	2.84%
2026-	January	$667,988,707.28	$14,673,849.09	4.35%	$25,441,796.60	2.40%
	February	$630,380,895.33	$13,966,294.91	4.14%	$29,960,098.36	2.82%
	March	$591,128,580.42	$13,222,329.20	3.92%	$31,992,850.51	3.01%
	April	$532,836,867.66	$12,103,006.73	3.59%	$51,780,276.14	4.88%
	May	$462,039,249.65	$10,686,477.10	3.17%	$65,151,309.53	6.14%
	June	$384,628,180.33	$9,104,713.52	2.70%	$72,676,886.69	6.84%
	July	$308,257,475.29	$7,451,999.35	2.21%	$72,557,048.99	6.83%
	August	$230,599,238.32	$5,737,382.32	1.70%	$74,836,839.47	7.05%
	September	$154,702,058.32	$3,993,909.81	1.18%	$74,084,729.03	6.98%
	October	$81,044,834.93	$2,294,469.53	0.68%	$72,826,225.02	6.86%
	November	$73,364,709.53	$2,101,317.24	0.62%	$6,345,599.95	0.60%
	December	$65,227,597.07	$1,887,636.19	0.56%	$6,943,533.25	0.65%
2027-	January	$53,739,716.12	$1,568,281.90	0.46%	$10,536,676.94	0.99%
	February	$49,735,730.73	$1,461,174.14	0.43%	$3,051,177.85	0.29%
	March	$46,539,050.44	$1,378,566.93	0.41%	$2,288,599.50	0.22%
	April	$42,795,654.00	$1,278,663.87	0.38%	$2,904,977.40	0.27%
	May	$38,624,371.61	$1,169,005.81	0.35%	$3,407,106.40	0.32%
	June	$33,883,205.44	$1,041,655.80	0.31%	$4,064,885.30	0.38%
	July	$26,688,433.25	$836,680.52	0.25%	$6,678,600.65	0.63%
	August	$18,308,778.85	$581,565.78	0.17%	$8,050,545.90	0.76%
	September	$7,897,780.67	$260,976.31	0.08%	$10,323,210.60	0.97%
	October	$108,248.83	$3,502.62	0.00%	$7,860,746.80	0.74%
	November	$0.00	$0.00	0.00%	$109,272.70	0.01%

Total			$337,360,618.51	100.00%	$1,061,810,678.04	100.00%

Total Scheduled Base Monthly Payments plus Base Residual Value					$1,399,171,296.55

Ford Credit Auto Lease Trust 2024-A
Quarterly Supplemental Report -- Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VII and VIII for returned vehicles segregated by the vehicle types.

				Residual Gain (Loss) per Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value
OCTOBER 2024	Car	2	11.11%	$9,751	29.32%	74.41%
	CUV	587	52.46%	$3,087	6.91%	13.34%
	SUV	76	51.35%	$4,876	6.11%	11.41%
	Truck	332	66.94%	$2,991	5.00%	8.74%

	Total/Average	997	55.98%	$3,205	6.12%	11.32%

NOVEMBER 2024	Car	0	0.00%	$0	0.00%	0.00%
	CUV	484	55.13%	$2,605	5.73%	11.31%
	SUV	91	63.19%	$4,951	6.14%	11.71%
	Truck	366	77.38%	$2,604	4.34%	7.71%

	Total/Average	941	62.61%	$2,832	5.20%	9.74%

DECEMBER 2024	Car	0	0.00%	$0	0.00%	0.00%
	CUV	373	46.16%	$2,638	5.84%	11.38%
	SUV	65	54.62%	$4,905	6.03%	11.17%
	Truck	215	63.80%	$3,260	5.37%	9.60%

	Total/Average	653	51.46%	$3,069	5.70%	10.66%